Beijing Fucheng Lianbao Technology Co., Ltd Transaction (Details) - Schedule of purchase price of allocation $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Purchase Prices Allocation [Abstract]
Total cash consideration	$ 5,711
Total purchase consideration	5,711
Less:
Net working capital	926
Property and equipment	26
Intangible assets - License	4,814
Current liabilities	(55)
Fair value of net assets acquired	$ 5,711